OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-current Assets

(in thousands of $)	2019	2018
Other non-current assets	1,494	2,342
Mark-to-market interest rate swaps valuation (see note 24)	1,285	15,815
	2,779	18,157